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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Cascade Investment, L.L.C.
           --------------------------
Address :  2365 Carillon Point
           -------------------
           Kirkland, WA 98033
           ------------------

Form 13F File number: 28-05149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Business Manager
         ----------------
Phone:   (425) 889-7900
         --------------

Signature, Place, and Date of Signing

/s/ Michael Larson                Kirkland, Washington          August 11, 2006
------------------                --------------------          ---------------
    [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                            ----
Form 13F Information Table Entry Value:      11
                                            ----
Form 13F Information Table Value Total:     $3,248,759
                                            ----------
                                            (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported most recently prior to June 30, 2006, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of June 30, 2006. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of June 30, 2006.

(2) In calculating the value, Cascade used the price per share for the applicable security as of June 30, 2006.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number       Name
1        28-05147                   Michael Larson


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                           FORM 13F INFORMATION TABLE
                             AS OF JUNE 30, 2006 (1)

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                                                                         AMOUNT AND TYPE OF                       VOTING AUTHORITY
                                                                             SECURITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                TITLE OF CLASS  CUSIP      VALUE (2)   SHARES/PRN   SH/   INVESTMENT     OTHER     SOLE  SHARED   NONE
                                                          (X1000)      AMOUNT    PRN    DISCRETION    MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL A            084670108  $  371,219       4,050  SH        OTHER           1              4,050
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATL RY CO           COM             136375102  $1,352,085  30,904,800  SH        OTHER           1         30,904,800
------------------------------------------------------------------------------------------------------------------------------------
FISHER COMMUNICATIONS INC     COM             337756209  $   19,199     455,700  SH        OTHER           1            455,700
------------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC        LTD VTG SH      35100E104  $   38,120     620,450  SH        OTHER           1            620,450
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206  $  375,371  19,439,200  SH        OTHER           1         19,439,200
------------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL CORP               COM             689648103  $   69,869   2,556,499  SH        OTHER           1          2,556,499
------------------------------------------------------------------------------------------------------------------------------------
PNM RES INC                   COM             69349H107  $  162,728   6,519,550  SH        OTHER           1          6,519,550
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC             COM             760759100  $  731,296  18,128,301  SH        OTHER           1         18,128,301
------------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC                 COM             83001P109  $   57,384  10,210,600  SH        OTHER           1         10,210,600
------------------------------------------------------------------------------------------------------------------------------------
WESTERN ASSET CLAYMORE US TR  COM SH BEN INT  95766Q106  $   25,290   2,270,200  SH        OTHER           1          2,270,200
------------------------------------------------------------------------------------------------------------------------------------
WESTERN ASSET/CLYMRE US
TR INF                        COM             95766R104  $   46,198   4,113,800  SH        OTHER           1          4,113,800
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